General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Salaries and related expenses			$ 2,055
Share-based compensation, net			87
Professional services	[1]		4,383
Office rent and maintenance			235
Depreciation			88
Others			2,702
Total general and administrative expenses		$ 9,462	$ 9,550	$ 5,763
General and Administrative Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
Salaries and related expenses		799		1,784
Share-based compensation, net		12		386
Professional services	[1]			1,092
Office rent and maintenance		81		246
Depreciation		161		116
Others		8,409		2,139
Total general and administrative expenses		$ 9,462		$ 5,763

[1]	Professional services expenses include costs related to the Keystone transaction. see Note 1(A)(5).